Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	$ 4,158	$ 4,148
Mortgage IRLCs	87	94
Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	4,158	4,148
Mortgage IRLCs	87	94
Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage IRLCs	0	0
Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Recurring basis
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	4,158	4,148
Mortgage IRLCs	87	94
Recurring basis | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Mortgage Loans Held for Sale	4,158	4,148
Mortgage IRLCs	87	94
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities		242,720
Recurring basis | Obligations of U.S. Treasury and other U.S. Government sponsored entities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities		242,720
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,003,421	849,161
Recurring basis | U.S. Government Sponsored Entities’ Asset-Backed Securities | Level 2
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,003,421	849,161
Recurring basis | Equity securities
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,649	1,935
Recurring basis | Equity securities | Level 1
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	1,225	1,518
Recurring basis | Equity securities | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Investment Securities	424	417
Recurring basis | Fair value swap
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	226	226
Recurring basis | Fair value swap | Level 3
Fair Value, Assets And Liabilities Measured On Recurring Basis [Line Items]
Swaps, fair value	$ 226	$ 226